UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                                          Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (5.4%)
ASSET BACKED (5.4%)
$6,700	Fenway Funding LLC	(A-1, P-1)	11/07/07	5.461	$6,662,953
19,281	RAMS Funding Two LLC##	(A-1+, P-1)	02/11/08	5.755	19,281,138
TOTAL COMMERCIAL PAPER (Cost $25,944,091)					25,944,091

CERTIFICATES OF DEPOSIT (2.1%)
Banking (2.1%)
10,000	Barclays Bank PLC (Cost $10,000,000)	(A-1+, P-1)	01/29/08	5.375	10,000,000

VARIABLE RATE CORPORATE OBLIGATIONS (40.8%)
Finance (14.1%)
19,000	BNP Paribas, Rule 144A, Notes##‡	(AA, Aa1)	08/19/08	5.500	19,000,178
5,000	Counts Series 2007-1, Rule 144A, Secured Notes‡##	(AAA, Aaa)	02/06/08	5.376	5,000,000
20,000	HSBC Finance Corp., Notes##	(AA-, Aa3)	09/06/08	5.808	20,005,276
8,500	Merrill Lynch & Company, Inc., Series MTNC, Notes##	(AA-, Aa3)	10/19/07	5.485	8,500,597
15,000	Royal Bank of Canada, Rule 144A, Notes‡##	(AA-, Aaa)	09/05/08	5.768	15,000,000
					67,506,051
Insurance (14.1%)
15,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	10/03/08	5.690	15,000,000
9,700	Hartford Life Global Funding, Series MTN, Notes##	(AA-, Aa3)	10/14/08	5.773	9,699,804
22,800	Metropolitan Life Global Funding I, Rule 144A, Notes‡##	(AA, Aa2)	04/28/08	5.239	22,815,153
10,000	Monumental Global Funding II, Rule 144A, Bonds##‡	(AA, Aa3)	12/20/07	5.568	10,000,000
10,000	Pacific Life Global Funding, Rule 144A, Notes##‡	(AA, Aa3)	08/08/08	5.340	10,000,000
					67,514,957
Mortgage Backed Securities (12.6%)
15,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	01/13/08	5.793	15,000,000
15,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(AAA, Aaa)	06/15/08	5.733	15,000,000
10,000	Paragon Mortgages PLC, Series 15A, Class A1##	(AAA, Aaa)	06/15/08	5.753	10,000,000
20,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##	(A-1+, P-1)	02/12/08	5.796	20,000,000
					60,000,000
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $195,021,008)					195,021,008

REPURCHASE AGREEMENT (51.4%)
245,942	Goldman Sachs Tri Party Repo (Agreement dated 9/28/07 to be repurchased at $246,042,426, collateralized by $252,923,000 US Treasury Bond, 4.75% due 02/15/37. Market Value of collateral is $250,861,512) (Cost $245,942,000)	(AAA, Aaa)	10/01/07	4.900	245,942,000

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $476,907,099)					476,907,099

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					1,212,611

NET ASSETS (100.0%)					$478,119,710

Average Weighted Maturity - 16 days

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTNC = Medium Term Note, Series C

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $81,815,331 or 17.1% of net assets.

##	The interest rate is as of September 30, 2007 and the maturity date is the later of the next interest readjustment date or the maturity date.

Security Valuation — The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (usually 4:00 p.m. eastern time) each day the Fund is open for business. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: November 26, 2007

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: November 26, 2007